Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2018
Administrative Expense [Abstract]
Schedule of administrative expense
	Year ended December 31,
	2018	2017	2016
Labor	2,193,120	1,600,380	1,170,013
Audit fee	122,908	216,281	(33,997)
Professional fee	69,639	77,754	75,609
Design fee	648,632	937,478	465,120
Depreciation and amortization charges	1,185,257	1,149,455	1,163,293
Bank charges	8,130	18,352	12,943
Rental	75,907	74,668	75,673
Travelling and entertainment	2,662	107,566	44,874
Others	600,765	697,463	570,465
	4,907,020	4,879,397	3,543,993